Net Fee and Commission Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Net Fee And Commission Income [Line Items]
Total fee and commission income	£ 697	£ 680	[1]	£ 1,038	[1]
Total fee and commission expense	(411)	(361)	[1]	(414)	[1]
Net fee and commission income	286	319	[1]	624	[1]
Current account and debit card fees
Net Fee And Commission Income [Line Items]
Total fee and commission income	478	484		754
Insurance, protection and investments
Net Fee And Commission Income [Line Items]
Total fee and commission income	67	65		69
Credit cards
Net Fee And Commission Income [Line Items]
Total fee and commission income	73	66		86
Non-banking and other fees
Net Fee And Commission Income [Line Items]
Total fee and commission income	£ 79	£ 65		£ 129

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.